Segment Information - Summary of Balance Sheet Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and cash equivalents	¥ 6,113,655	¥ 5,100,857	¥ 4,098,450	¥ 3,602,805
Trade accounts and other receivable	3,142,832	2,958,742
Finance receivables	7,181,327	6,756,189
Other financial assets	2,507,248	4,215,457
Inventories	3,821,356	2,888,028
Other current assets	791,947	745,070
Total current assets	23,722,290	22,776,800
Non-current assets
Finance receivables	14,583,130	12,449,525
Property, plant and equipment	12,326,640	11,411,153
Total non-current assets	43,966,482	39,490,339
Total assets	67,688,771	62,267,140	53,972,363
Current liabilities
Trade accounts and other payables	4,292,092	4,045,939
Short-term and current portion of long-term debt	11,187,839	12,212,060
Accrued expenses	1,520,446	1,397,140
Income taxes payable	826,815	350,880
Total current liabilities	21,842,161	21,460,466
Non-current liabilities
Long-term debt	15,308,519	13,447,575
Retirement benefit liabilities	1,022,749	1,035,096
Total non-current liabilities	18,691,790	16,518,344
Total liabilities	40,533,951	37,978,811
Shareholders' equity
(Consolidated) Total Toyota Motor Corporation shareholders' equity	26,245,969	23,404,547
(Consolidated) Non-controlling interests	908,851	883,782
(Consolidated) Total shareholders' equity	27,154,820	24,288,329	21,339,012	20,655,210
Total liabilities and shareholders' equity	67,688,771	62,267,140
Non-Financial Services Businesses [Member]
Current assets
Cash and cash equivalents	4,299,522	3,274,149	2,682,431	2,818,313
Trade accounts and other receivable	3,184,782	3,063,314
Other financial assets	2,028,649	3,778,119
Inventories	3,821,356	2,888,028
Other current assets	746,134	664,097
Total current assets	14,080,444	13,667,707
Non-current assets
Property, plant and equipment	7,302,017	6,805,166
Other	15,769,015	14,721,626
Total non-current assets	23,071,032	21,526,792
Total assets	37,151,476	35,194,499
Current liabilities
Trade accounts and other payables	4,023,857	3,801,753
Short-term and current portion of long-term debt	1,041,557	2,348,514
Accrued expenses	1,421,194	1,322,353
Income taxes payable	695,888	262,727
Other current liabilities	2,778,172	2,650,433
Total current liabilities	9,960,668	10,385,779
Non-current liabilities
Long-term debt	1,538,884	1,523,134
Retirement benefit liabilities	1,004,558	1,015,156
Other non-current liabilities	1,830,146	1,509,535
Total non-current liabilities	4,373,588	4,047,825
Total liabilities	14,334,256	14,433,605
Financial Services Business [Member]
Current assets
Cash and cash equivalents	1,814,133	1,826,707	1,416,020	¥ 784,492
Trade accounts and other receivable	206,588	216,767
Finance receivables	7,181,327	6,756,189
Other financial assets	1,058,620	1,021,738
Other current assets	221,738	198,068
Total current assets	10,482,407	10,019,469
Non-current assets
Finance receivables	14,583,130	12,449,525
Property, plant and equipment	5,024,625	4,605,988
Other	1,591,311	1,200,256
Total non-current assets	21,199,065	18,255,770
Total assets	31,681,472	28,275,239	¥ 25,390,541
Current liabilities
Trade accounts and other payables	477,550	510,670
Short-term and current portion of long-term debt	10,576,910	10,286,251
Accrued expenses	124,088	102,200
Income taxes payable	130,927	88,153
Other current liabilities	1,414,606	1,002,615
Total current liabilities	12,724,080	11,989,889
Non-current liabilities
Long-term debt	13,882,650	12,044,994
Retirement benefit liabilities	18,190	19,940
Other non-current liabilities	722,257	696,294
Total non-current liabilities	14,623,097	12,761,228
Total liabilities	27,347,177	24,751,117
Elimination of assets and liabilities [Member]
Non-current assets
Total assets	(1,144,177)	(1,202,599)
Non-current liabilities
Total liabilities	¥ (1,147,482)	¥ (1,205,911)